Long Term Investments, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Schedule of Investments [Abstract]
Unrealized gain (loss) on available-for-sale investments	$ (748)	$ 19,483	$ 129,545